CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS
6.	CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.	Cash and cash equivalents:

	December 31,	December 31,
	2024	2023
Cash	$281.6	$198.4
Short-term deposits	329.9	154.0
	$611.5	$352.4

ii.	Accounts receivable and prepaid assets:

	December 31,	December 31,
	2024	2023
Deferred payment consideration(a)	$100.0	$107.9
Receivables	52.6	58.5
VAT receivables	44.6	44.7
Prepaid expenses	43.4	43.1
Deposits	16.7	14.5
	$257.3	$268.7
(a)	See Note 16.

iii.	Inventories:

	December 31,	December 31,
	2024	2023
Ore in stockpiles(a)	$512.3	$469.6
Ore on leach pads(b)(c)	708.5	701.3
In-process	186.9	139.5
Finished metal	19.4	17.3
Materials and supplies	374.5	367.9
	1,801.6	1,695.6
Long-term portion of ore in stockpiles and ore on leach pads(a)(b)(c)	(558.4)	(542.6)
	$1,243.2	$1,153.0
(a)	Ore in stockpiles relates to the Company’s operating mines. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 6v.
(b)	Ore on leach pads relates to the Company’s Bald Mountain, Fort Knox, and Round Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Bald Mountain in 2027 and at Round Mountain and Fort Knox in 2028. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 6v.
(c)	During the year ended December 31, 2023, an impairment charge to inventories was recorded. See Note 7ii.
iv.	Property, plant and equipment:

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2024	$10,138.6	$8,853.4	$1,492.0	$20,484.0
Additions	442.2	695.2	22.6	1,160.0
Capitalized interest	13.5	19.1	55.6	88.2
Disposals	(64.7)	(34.2)	—	(98.9)
Change in reclamation and remediation obligations(d)	—	53.1	—	53.1
Transfers and other	51.9	(52.2)	—	(0.3)
Balance at December 31, 2024	10,581.5	9,534.4	1,570.2	21,686.1

Accumulated depreciation, depletion, amortization and reversal of impairment charge
Balance at January 1, 2024	$(6,652.1)	$(5,868.7)	$—	$(12,520.8)
Depreciation, depletion and amortization	(658.5)	(703.9)	—	(1,362.4)
Reversal of impairment charge(e)	57.4	16.7	—	74.1
Disposals	55.2	36.4	—	91.6
Balance at December 31, 2024	(7,198.0)	(6,519.5)	—	(13,717.5)

Net book value	$3,383.5	$3,014.9	$1,570.2	$7,968.6

Amount included above as at December 31, 2024:
Assets under construction	$276.3	$305.9	$44.1	$626.3
Assets not being depreciated(f)	$543.2	$568.6	$1,570.2	$2,682.0
(a)	Additions for the year ended December 31, 2024 include $1.9 million of right-of-use (“ROU”) assets for lease arrangements entered into. Depreciation, depletion and amortization during the year ended December 31, 2024 includes depreciation for ROU assets of $12.6 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $21.0 million as at December 31, 2024.
(b)	As at December 31, 2024, the significant development and operating properties are Fort Knox (including Manh Choh), Round Mountain, Bald Mountain, Paracatu, Tasiast, La Coipa, and Lobo-Marte.
(c)	As at December 31, 2024, the significant pre-development properties includes $1,564.4 million for Great Bear.
(d)	See Note 11.
(e)	During the year ended December 31, 2024, an impairment reversal of $74.1 million was recorded at Round Mountain, entirely related to property, plant and equipment. See Note 7i.
(f)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2023	$9,515.2	$8,222.6	$1,402.9	$19,140.7
Additions	677.5	532.7	22.9	1,233.1
Capitalized interest	23.3	19.4	66.2	108.9
Disposals	(110.2)	(7.7)	—	(117.9)
Change in reclamation and remediation obligations(d)	—	102.3	—	102.3
Transfers and other	32.8	(15.9)	—	16.9
Balance at December 31, 2023	10,138.6	8,853.4	1,492.0	20,484.0

Accumulated depreciation, depletion, and amortization
Balance at January 1, 2023	$(6,165.5)	$(5,233.8)	$—	$(11,399.3)
Depreciation, depletion and amortization	(589.3)	(634.9)	—	(1,224.2)
Disposals	102.7	—	—	102.7
Balance at December 31, 2023	(6,652.1)	(5,868.7)	—	(12,520.8)

Net book value	$3,486.5	$2,984.7	$1,492.0	$7,963.2

Amount included above as at December 31, 2023:
Assets under construction	$542.0	$267.4	$21.7	$831.1
Assets not being depreciated(e)	$806.6	$683.9	$1,492.0	$2,982.5
(a)	Additions for the year ended December 31, 2023 include $7.9 million of ROU assets for lease arrangements entered into. Depreciation, depletion and amortization during the year ended December 31, 2023 includes depreciation for ROU assets of $14.3 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $31.7 million as at December 31, 2023.
(b)	As at December 31, 2023, the significant development and operating properties are Fort Knox (including Manh Choh), Round Mountain, Bald Mountain, Paracatu, Tasiast, La Coipa, and Lobo-Marte.
(c)	As at December 31, 2023, the significant pre-development properties includes $1,492.0 million for Great Bear.
(d)	See Note 11.
(e)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Great Bear, Tasiast and Fort Knox, including Manh Choh, and had an annualized weighted average borrowing rate of 6.26% for the year ended December 31, 2024 (December 31, 2023 – 6.56%).

At December 31, 2024, $1,661.8 million (December 31, 2023 - $1,569.7 million) of E&E assets were included in mineral interests.

E&E costs during the year were recognized as follows:

	Years ended December 31,
	2024	2023
Capitalized E&E costs(a)	$92.1	$93.4
Expensed E&E costs(b)	166.4	158.9
	$258.5	$252.3
(a)	Capitalized E&E costs are included in investing cash flows. During the year ended December 31, 2024, capitalized E&E costs of $78.2 million (year ended December 31, 2023 - $89.2 million) were related to pre-development properties, of which $55.6 million (year ended December 31, 2023 - $66.3 million) represents capitalized interest.
(b)	Expensed E&E costs are included in operating cash flows. During the year ended December 31, 2024, expensed E&E costs of $61.1 million (year ended December 31, 2023 - $68.5 million) were related to pre-development properties.

v.	Other long-term assets:

	December 31,	December 31,
	2024	2023
Long-term portion of ore in stockpiles and ore on leach pads(a)	$558.4	$542.6
Long-term receivables	75.5	75.4
Advances for the purchase of capital equipment	46.6	39.5
Investment in joint venture - Puren(b)	13.7	6.5
Other	18.9	46.6
	$713.1	$710.6
(a)	Long-term portion of ore in stockpiles and ore on leach pads represents material not scheduled for processing within the next 12 months. As at December 31, 2024, long-term ore in stockpiles was at the Company’s Paracatu, Tasiast and La Coipa mines, and long-term ore on leach pads was at the Company’s Fort Knox and Round Mountain mines.
(b)	The Company’s Puren joint venture investment is accounted for under the equity method. There are no publicly quoted market prices for Puren.
vi.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2024	2023
Trade payables	$83.9	$113.7
Accrued liabilities(a)	303.0	283.1
Employee related accrued liabilities	156.1	134.7
	$543.0	$531.5
(a)	Includes accrued interest payable of $31.1 million as at December 31, 2024 (December 31, 2023 - $36.3 million). See Note 10iv.

Consolidated Statements of Operations

vii.	Other operating expense:

	Years ended December 31,
	2024	2023
Other operating expense	$14.0	$64.5

Other operating expense for the year ended December 31, 2024 includes reclamation expense (recovery) at closed mines or mines that have a short remaining mine life of $6.9 million (year ended December 31, 2023 - $(19.2) million) and other operating expenses related to non-operating assets of $8.5 million (year ended December 31, 2023 - $46.8 million).

viii.	Finance expense:

	Years ended December 31,
	2024	2023
Interest expense, including accretion of debt and lease liabilities(a)	$(50.5)	$(69.0)
Accretion of reclamation and remediation obligations	(40.9)	(37.0)
	$(91.4)	$(106.0)
(a)	During the year ended December 31, 2024, $88.2 million of interest was capitalized to property, plant and equipment (year ended December 31, 2023 - $108.9 million). See Note 6iv.

Total interest paid, including interest capitalized, during the year ended December 31, 2024 was $128.2 million (year ended December 31, 2023 - $167.3 million). See Note 10iv.

ix.	Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2024	2023
Salaries, short-term incentives, and other benefits	$670.1	$640.8
Share-based payments	30.2	18.9
Other	19.4	15.1
	$719.7	$674.8